Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Other Operating Income [abstract]
Summary of Other Operating Income
The account breaks down as follows as of the indicated dates:

	12.31.25	12.31.24	12.31.23
Other Adjustments and Interest on sundry Credits	112,755,470	124,733,362	609,129,533
Rental of Safety Deposit Boxes	60,450,194	43,292,706	35,130,194
Other Financial Income	14,742,148	36,789,282	32,280,981
Other Income from Services	371,464,654	268,280,344	207,087,224
Recovered loans	77,690,472	25,663,945	28,415,727
Reversed allowances(*)	3,374,836	1,420,311	72,931,604
Punitive interest	208,385,158	100,927,853	69,792,193
Others	33,722,154	41,400,728	38,845,555
Total	882,585,086	642,508,531	1,093,613,011
(*) As of December 31, 2025, this item includes recoveries from Other provisions in liabilities of Ps.2,407,248 and from Other financial assets of Ps.967,588.